INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Tables)
U.S. operations	$ (2,086)	$ (4,451)
Foreign operations	1,643	874
Total income (loss) before taxes	$ (443)	$ (3,577)